Related parties - Summary of Transactions And Balances With Parent Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Interest income	$ 5,296,398,124	$ 6,177,814,220	$ 9,120,817,921
Fee and commission income	873,504,172	721,987,819	728,596,716
Fee and commission expense	(364,482,949)	(350,254,964)	(330,541,540)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	125,391,611	200,864,657	(59,277,667)
Other operating income	249,179,345	187,838,081	192,640,163
Other administrative expenses	(648,578,682)	(742,296,734)	(714,623,650)
Parent
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Interest income	10,833	0	2,527
Fee and commission income	48,244	293,428	28,349
Fee and commission expense	0	0	(944,599)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	(1)	(3,470)	(546,256)
Other operating income	50,128	76,030	91,181
Other administrative expenses	(56,634,807)	(37,265,512)	$ (146,287,154)
Cash and deposits in banks
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	15,237,562	7,300,484
Derivatives (Assets)
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	295,845	0
Deposits as collateral
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	467,013	0
Other financial assets
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	54,046	116
Other liabilities
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	37,130,445	61,602,244
Derivatives (Liabilities)
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	0	3,487
Securities in custody
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	3,727,892,493	4,046,280,750
Guarantees received
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	110,402,676	158,879,499
Guarantees granted
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	10,630,155	114,418,383
Derivatives
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	$ 8,866,010	$ 681,930